Equity Capital Structure, Series D Cumulative Perpetual Convertible Preferred Shares (Details)			6 Months Ended		12 Months Ended
	Mar. 27, 2024 $ / shares	Aug. 07, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares
Mezzanine Equity [Abstract]
Reverse stock split ratio	0.1
Mezzanine equity			$ 49,799,004		$ 49,549,489
Series D Preferred Stock [Member]
Mezzanine Equity [Abstract]
Preferred shares, dividend rate		5.00%	5.00%		5.00%
Preferred stock issued (in shares) | shares			50,000		50,000
Conversion price (in dollars per share) | $ / shares	$ 0.7	$ 7
Reverse stock split ratio	0.1
Effective interest rate			6.12%
Preferred stock, redemption period			9 years
Deemed preferred dividend			$ 249,515	$ 0
Mezzanine equity			$ 49,799,004
Series D Preferred Stock [Member] | Minimum [Member]
Mezzanine Equity [Abstract]
Conversion price (in dollars per share) | $ / shares		$ 0.3
Series D Preferred Stock [Member] | Maximum [Member]
Mezzanine Equity [Abstract]
Consecutive trading day period			5 days
Series D Preferred Stock [Member] | Related Party [Member] | Toro [Member]
Mezzanine Equity [Abstract]
Preferred shares, dividend rate		5.00%
Preferred stock issued (in shares) | shares		50,000
Preferred shares, stated amount (in dollars per share) | $ / shares		$ 1,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.001
Consideration received for preferred shares issued		$ 50,000,000
Deemed preferred dividend			$ 1,250,000
Dividend payable			$ 555,556		$ 541,666